Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Cash flows from operating activities:
Net loss	$ (3,825,782)	$ (7,005,405)	$ (8,449,246)	$ (4,524,732)
Adjustments to reconcile net loss to net cash flows from operating activities:
Depreciation and amortization	88,678	137,356	211,946	377,261
Share-based compensation	498,881	1,152,309	1,682,063	880,765
Expenses paid through the issuance of common stock	230,397	72,326	145,987	411,459
(Gain) loss on change in fair value of derivative liabilities	(424,045)	969,106	(1,539,876)	(1,549,696)
Gain on negotiated reductions in account payable				(77,837)
Gain on sale of intellectual property				(4,338,601)
Loss on retirement of equipment	1,689		2,053
Amortization of debt issuance costs and original issue discounts	234,943	223,739	471,146	330,987
Gain from debt restructuring	(121,224)
Increase (decrease) in cash resulting from changes in:
Accounts receivable	448,320	(18,154)	(749,094)	301,403
Inventory	51,483	(188,079)	68,626	(345,988)
Prepaid expenses and other current assets	(161,552)	(128,130)	(68,029)	145,650
Other assets	(227,570)	(16,715)	9,811
Accounts payable and accrued expenses	(193,063)	(885,757)	(436,420)	1,143,175
Deferred revenue	106,628	(29,490)	13,299	(4,149)
Net cash flows from operating activities	(3,292,217)	(5,716,894)	(8,637,734)	(7,250,303)
Cash flows from investing activities:
Purchases of property and equipment	(100,324)	(7,377)	(76,883)	(48,129)
Net cash flows from investing activities	(100,324)	(7,377)	(76,883)	(48,129)
Cash flows from financing activities:
Net proceeds from equity private placement			4,879,134	9,379,880
Net proceeds from debt private placement / Payment of 2015 private placement financing costs				3,503,314
Proceeds from stock option and warrant exercises				143,000
Offering costs
Net cash flows from financing activities			4,879,134	13,026,194
Net change in cash and cash equivalents	(3,392,541)	(5,724,271)	(3,835,483)	5,727,762
Cash and cash equivalents, beginning of year	5,408,523	9,244,006	9,244,006	3,516,244
Cash and cash equivalents, end of year	2,015,982	3,519,735	5,408,523	9,244,006
Cash paid for:
Income taxes
Interest	739,323		223,500	223,500
NON-CASH INVESTING AND FINANCING TRANSACTIONS:
Transfer from inventory to property and equipment	89,184	$ 63,196	94,751	221,021
Accrued costs incurred equity private placement			138,747
Notes payable cancelled, principal amount			4,338,601	$ 4,338,601
Fair value of the warrants issued to the placement agent			30,210
Debt discount			$ 413,057
Derivative liability of warrants	$ 192,173